FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis
Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security. Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Investment securities available for sale
State and political subdivisions	$—	$59,610	$—	$59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	—	42,674	—	42,674
Total investment securities available for sale	$—	$102,284	$—	$102,284

Loans receivable, held for sale	$—	$706	$—	$706

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$—	$3,030	$—	$3,030
State and political subdivisions	—	55,091	—	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	—	47,494	—	47,494
Residential real estate mortgage-backed securities privately issued	—	8,888	—	8,888
Total investment securities available for sale	$—	$114,503	$—	$114,503

Loans receivable, held for sale	$—	$488	$—	$488

Assets Measured at Fair Value on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
Impaired loans	$—	$—	$6,533	$6,533
Real estate acquired through foreclosure	—	—	7,282	7,282
Mortgage servicing rights	—	956	—	956

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Bank has utilized Level 3 inputs to determine fair value at December 31, 2012:

	Fair value	Valuation	Unobservable	Range of
Description	estimate	technique	Input	inputs
	(in thousands)

Impaired loans	$6,533	Appraisal of collateral (1)	Discount rate to reflect current market conditions and ultimate recoverability	5%-15%
Real estate acquired through foreclosure	7,282	Appraisal of collateral (1)	Discount rate to reflect current market conditions and liquidation expenses	5%-20%

(1)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

The fair value of impaired loans is generally determined through independent appraisals of the underlying collateral, which generally include Level 3 inputs that are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. Impaired loans are evaluated and valued while the loan is identified as impaired, at the lower of the recorded investment in the loan or fair value. The range and weighted average of liquidation expenses are presented as a percent of the appraised value. The significant unobservable inputs used in the fair value measurements of the Company's impaired loans using discounted cash flow valuation technique include temporary changes in payment amounts and the probability of default. Significant increases (decreases) in payment amounts would result in significantly higher (lower) fair value measurements.  The probability of default is 0% for impaired loans using the discounted cash flow valuation technique because all defaulted impaired loans are valued using the appraisal of collateral valuation technique.
Real estate acquired through foreclosure is initially valued at the lower of the recorded investment in the loan or fair value at foreclosure and subsequently adjusted for further decreases in market value, if necessary. Fair value is determined by using the value of the real estate acquired through foreclosure based on appraisals prepared by qualified independent licensed appraisers contracted by the Company to perform the assessment and is therefore classified as a Level 3 hierarchy.
Assets measured at fair value on a nonrecurring basis segregated by fair value hierarchy level at December 31, 2011 are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
Impaired loans	$—	$—	$8,091	$8,091
Real estate acquired through foreclosure	—	—	11,730	11,730
Mortgage servicing rights	—	763	—	763

Carrying Amounts And Fair Values
Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The recorded carrying amounts and fair values segregated by fair value hierarchy level at December 31, 2012 are summarized below:

	Carrying	Fair	Fair value hierarchy levels
	value	value	Level 1	Level 2	Level 3
Assets	(in thousands)
Cash and cash equivalents	$31,137	$31,137	$31,137	$—	$—
Investment securities	59,610	59,610	—	59,610	—
Mortgage-backed securities	44,639	44,945	—	44,945	—
Loans receivable	527,426	539,665	—	706	538,959

Liabilities
Deposits with stated maturities	$171,417	$175,025	$—	$—	$175,025
Deposits with no stated maturities	388,898	388,898	388,898	—	—
Borrowings with stated maturities	60,656	60,939	—	—	60,939

The recorded carrying amounts and fair values at December 31, 2011 are summarized below:

	At December 31, 2011
	Carrying value	Fair value
	(in thousands)
Assets
Cash and cash equivalents	$14,928	$14,928
Investment securities	58,121	58,121
Mortgage-backed securities	58,970	59,310
Loans receivable	494,613	516,359

Liabilities
Deposits with stated maturities	$181,074	$183,306
Deposits with no stated maturities	370,214	370,214
Borrowings with stated maturities	46,908	48,092